Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2019

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.68%

COMMON STOCKS 98.84%

Auto Components 1.40%

Lear Corp.	206,100	$24,299

Banks 6.10%

CIT Group, Inc.	433,584	19,646
Citizens Financial Group, Inc.	609,200	21,547
East West Bancorp, Inc.	508,700	22,530
Signature Bank	172,700	20,589
Sterling Bancorp	1,061,836	21,301
Total		105,613

Building Products 1.68%

Masco Corp.	698,816	29,127

Capital Markets 3.71%

Ares Capital Corp.	1,364,700	25,431
Brightsphere Investment Group, Inc.*	810,164	8,029
E*TRADE Financial Corp.	705,100	30,806
Total		64,266

Chemicals 3.23%

Celanese Corp.	151,735	18,556
Corteva, Inc.*	868,006	24,304
PPG Industries, Inc.	109,603	12,989
Total		55,849

Communications Equipment 0.94%

F5 Networks, Inc.*	116,255	16,324

Construction & Engineering 1.51%

EMCOR Group, Inc.	303,183	26,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2019

Investments	Shares	Fair Value (000)
Containers & Packaging 1.44%

Graphic Packaging Holding Co.	1,693,164	$24,974

Electric: Utilities 8.05%

Edison International	312,500	23,569
Entergy Corp.	169,074	19,842
Evergy, Inc.	495,216	32,962
FirstEnergy Corp.	807,059	38,924
PG&E Corp.*	600,062	6,001
Portland General Electric Co.	317,767	17,912
Total		139,210

Electrical Equipment 2.49%

Acuity Brands, Inc.	129,731	17,487
Hubbell, Inc.	195,398	25,675
Total		43,162

Electronic Equipment, Instruments & Components 1.65%

Avnet, Inc.	640,139	28,477

Energy Equipment & Services 0.84%

National Oilwell Varco, Inc.	681,400	14,446

Equity Real Estate Investment Trusts 10.06%

Alexandria Real Estate Equities, Inc.	208,811	32,165
Camden Property Trust	246,200	27,331
Duke Realty Corp.	874,999	29,724
Healthcare Trust of America, Inc. Class A	784,034	23,035
Highwoods Properties, Inc.	360,400	16,196
UDR, Inc.	565,968	27,438
Weingarten Realty Investors	626,600	18,253
Total		174,142

Food & Staples Retailing 1.04%

Sprouts Farmers Market, Inc.*	930,800	18,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2019

Investments	Shares	Fair Value (000)
Food Products 1.89%

General Mills, Inc.	303,700	$16,740
J.M. Smucker Co. (The)	144,400	15,887
Total		32,627

Health Care Equipment & Supplies 1.18%

Zimmer Biomet Holdings, Inc.	149,000	20,453

Health Care Providers & Services 5.87%

AmerisourceBergen Corp.	204,800	16,861
Centene Corp.*	336,268	14,547
Humana, Inc.	46,400	11,863
Laboratory Corp. of America Holdings*	77,300	12,986
Quest Diagnostics, Inc.	126,800	13,572
Universal Health Services, Inc. Class B	213,049	31,691
Total		101,520

Hotels, Restaurants & Leisure 1.52%

Aramark	602,200	26,244

Household Durables 0.56%

Mohawk Industries, Inc.*	78,000	9,677

Household Products 1.36%

Clorox Co. (The)	154,900	23,525

Industrial Conglomerates 1.26%

Carlisle Cos., Inc.	149,193	21,714

Information Technology Services 1.93%

Conduent, Inc.*	1,206,481	7,504
Western Union Co. (The)	1,119,622	25,942
Total		33,446

Insurance 8.78%

Argo Group International Holdings Ltd.	252,256	17,718
Axis Capital Holdings Ltd.	591,400	39,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2019

Investments	Shares		Fair Value (000)
Insurance (continued)

Everest Re Group Ltd.		48,700	$12,959
Hanover Insurance Group, Inc. (The)		125,647	17,030
Hartford Financial Services Group, Inc. (The)		622,234	37,714
RenaissanceRe Holdings Ltd.		139,771	27,039
Total			151,918

Machinery 4.84%

Cummins, Inc.		170,000	27,654
Stanley Black & Decker, Inc.		201,283	29,067
Wabtec Corp.		376,954	27,088
Total			83,809

Media 1.96%

Interpublic Group of Cos., Inc. (The)		408,443	8,806
Nexstar Media Group, Inc. Class A		88,888	9,094
Omnicom Group, Inc.		204,800	16,036
Total			33,936

Metals & Mining 1.91%

Lundin Mining Corp.(a)	CAD	4,364,943	20,526
Nucor Corp.		245,500	12,498
Total			33,024

Multi-Utilities 3.44%

CMS Energy Corp.		518,691	33,170
Consolidated Edison, Inc.		278,287	26,290
Total			59,460

Oil, Gas & Consumable Fuels 4.82%

Concho Resources, Inc.		60,200	4,087
Marathon Petroleum Corp.		454,073	27,585
Noble Energy, Inc.		1,259,304	28,284
ONEOK, Inc.		318,685	23,484
Total			83,440

Pharmaceuticals 0.49%

Jazz Pharmaceuticals plc (Ireland)*(b)		66,300	8,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2019

Investments	Shares	Fair Value (000)
Road & Rail 1.77%

Landstar System, Inc.	271,800	$30,599

Semiconductors & Semiconductor Equipment 3.33%

Marvell Technology Group Ltd.	662,594	16,545
Qorvo, Inc.*	184,347	13,667
Teradyne, Inc.	471,801	27,322
Total		57,534

Software 0.94%

Cadence Design Systems, Inc.*	116,076	7,670
Synopsys, Inc.*	62,975	8,644
Total		16,314

Specialty Retail 6.08%

Advance Auto Parts, Inc.	119,500	19,765
AutoZone, Inc.*	15,206	16,493
Foot Locker, Inc.	527,885	22,784
Ross Stores, Inc.	172,056	18,900
Urban Outfitters, Inc.*	969,173	27,224
Total		105,166

Textiles, Apparel & Luxury Goods 0.77%

Tapestry, Inc.	511,300	13,319

Total Common Stocks (cost $1,642,868,196)		1,710,222

	Principal Amount (000)

CORPORATE BONDS 0.84%

Electric: Utilities

Pacific Gas & Electric Co.(c)(d) (cost $13,997,766)	$12,747	14,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.31%

Repurchase Agreement

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $5,475,000 of U.S. Treasury Note at 1.625% due 6/30/2021; value: $5,490,697; proceeds: $5,382,914 (cost $5,382,757)	$5,383	$5,383

Total Investments in Securities 99.99% (cost $1,662,248,719)		1,730,136

Cash, Foreign Cash and Other Assets in Excess of Liabilities 0.01%		146

Net Assets 100.00%		$1,730,282

CAD	Canadian dollar.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	The security has an interest rate 6.05% with a maturity of 03/01/2034.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks	$1,710,222	$—	$—	$1,710,222
Corporate Bonds	—	14,531	—	14,531
Short-Term Investment
Repurchase Agreement	—	5,383	—	5,383
Total	$1,710,222	$19,914	$—	$1,730,136

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2019 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.